Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 395,249	S/ 220,776
Net amounts of financial assets presented in the consolidated statement of financial position	395,249	220,776
Financial instruments (including non-cash guarantees)	(191,844)	(134,103)
Cash guarantees received	(55,767)	(42,351)
Net amount	147,638	44,322
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	395,249	220,776
Net amounts of financial assets presented in the consolidated statement of financial position	395,249	220,776
Financial instruments (including non-cash guarantees)	(191,844)	(134,103)
Cash guarantees received	(55,767)	(42,351)
Net amount	S/ 147,638	S/ 44,322